OPERATING PROVISIONS (REVERSALS) (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING PROVISIONS (REVERSALS)
Schedule of operating provisions and (reversals)

	12/31/2017	12/31/2016	12/31/2015
Guarantees	18,444	29,913	30,265
Contingencies	4,398,398	5,992,745	3,368,167
PCLD - Consumers and Resellers	520,369	334,383	642,924
PCLD - Financing and Loans	10,582	17,290	15,755
Onerous Contracts	(1,493,469)	2,194,498	366,477
Provision/(Reversal) for Losses on Investments	(335,592)	1,479,088	489,752
Impairment	640,631	5,681,018	5,979,596
Provision for ANEEL - CCC	985,573	741,623	—
Market Value Adjustment	(551)	41	67,107
Impairment BRR	—	—	(148,637)
TFRH	517,727	346,328	—
Hydrological Risk	—	(451,340)	451,340
Other	484,761	500,951	749,943

	5,746,873	16,866,538	12,012,689